MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
Marketable securities
Marketable securities	2019	2018	2017
Balance, beginning of period	$-	$205,600	$176,000
Additions	-	60,940	193,440
Disposals	-	(162,490)	(153,190)
Realized loss on disposal	-	(91,890)	(22,810)
Unrealized gain/(loss) on mark-to-market	-	(12,160)	12,160
Balance, end of period	$-	$-	$205,600